RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, Non current	$ 76,848	$ 75,215
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage	49.00%
Crimson
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage	20.00%	20.00%
Related party
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, current	$ 17,959	$ 5,220
Related party | Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	5,032	5,508	$ 10,004
Related party | Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	8,874	7,623	6,974
Related party | Horus Solar S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties	35,273	34,742
Related party | Recursos Solares PV De Mxico II S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties	51,336	40,711
Related party | Marangatu
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of sales transactions		173
Related party | Crimson
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of sales transactions	$ 13,008	$ 5,300	$ 17,182